Schedule Of Property, Plant And Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Sep. 29, 2012	Oct. 01, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 2,300	$ 2,104
Less accumulated depreciation		1,084	854
Property, plant and equipment, net	1,223	1,216	1,250
Land, Buildings and Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		281	268
Equipment And Construction In Progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 2,019	$ 1,836